LOAN_NUMBER	Investor Loan Number	EXCEPTIONID	EXCEPTIONIDDATE	CONDITIONCATEGORY	CONDITIONSTANDARDIZEDDESCRIPTION	EXCEPTIONCHOSEN	EDITEDEXCEPTION	COMPENSATINGFACTORS	FOLLOW-UPCOMMENTS	EXCEPTION STATUS	CLEAREDDATE	OVERRIDEDATE	EXCEPTIONLEVELGRADE	COMPLETEDATE	OUTSIDEQCDATE	NOTEDATE	PROPERTYSTATE	OCCUPANCY	PURPOSE
9000005	XXXXX	XXXXX	XX/XX/XXXX	Credit	No Credit Findings	No Credit Findings	No Credit Findings			Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XX	Investment Property	Cash Out: Other/Multipurpose/ Unknown purpose
9000008	XXXXX	XXXXX	XX/XX/XXXX	Credit	No Credit Findings	No Credit Findings	No Credit Findings			Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XX	Investment Property	Other-than-first-time Home Purchase
9000011	XXXXX	XXXXX	XX/XX/XXXX	Credit	No Credit Findings	No Credit Findings	No Credit Findings			Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XX	Investment Property	Cash Out: Other/Multipurpose/ Unknown purpose
9000004	XXXXX	XXXXX	XX/XX/XXXX	Credit	Deed Missing or Defective	Deed Missing or Defective	Deed Missing or Defective			Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XX	Investment Property	Other-than-first-time Home Purchase
9000004	XXXXX	XXXXX	XX/XX/XXXX	Credit	Hazard Insurance Missing or Defective	Hazard Insurance Missing or Defective	Hazard Insurance Missing or Defective			Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XX	Investment Property	Other-than-first-time Home Purchase
9000010	XXXXX	XXXXX	XX/XX/XXXX	Credit	Deed Missing or Defective	Deed Missing or Defective	Deed Missing or Defective			Cleared	XX/XX/XXXX		1	XX/XX/XXXX		XX/XX/XXXX	XX	Investment Property	Other-than-first-time Home Purchase
9000006	XXXXX	XXXXX	XX/XX/XXXX	Credit	No Credit Findings	No Credit Findings	No Credit Findings			Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XX	Investment Property	Other-than-first-time Home Purchase
9000009	XXXXX	XXXXX	XX/XX/XXXX	Credit	No Credit Findings	No Credit Findings	No Credit Findings			Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XX	Investment Property	Other-than-first-time Home Purchase
9000007	XXXXX	XXXXX	XX/XX/XXXX	Credit	No Credit Findings	No Credit Findings	No Credit Findings			Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XX	Investment Property	Other-than-first-time Home Purchase
9000003	XXXXX	XXXXX	XX/XX/XXXX	Compliance	No Compliance Findings	No Compliance Findings		Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of XX.XX or $XXX. ; Borrower has more than 2 years at current residence - Borrower at current residence XX.XX years ;		Cleared	XX/XX/XXXX		1			XX/XX/XXXX	XX	Investment Property	Other than first time Home Purchase
9000003	XXXXX	XXXXX	XX/XX/XXXX	Credit	No Credit Findings	No Credit Findings		Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of XX.XX or $XXX. ; Borrower has more than 2 years at current residence - Borrower at current residence XX.XX years ;		Cleared	XX/XX/XXXX		1			XX/XX/XXXX	XX	Investment Property	Other than first time Home Purchase
9000003	XXXXX	XXXXX	XX/XX/XXXX	Property	No Property Findings	No Property Findings		Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of XX.XX or $XXX. ; Borrower has more than 2 years at current residence - Borrower at current residence XX.XX years ;		Cleared	XX/XX/XXXX		1			XX/XX/XXXX	XX	Investment Property	Other than first time Home Purchase
9000002	XXXXX	XXXXX	XX/XX/XXXX	Credit	Note Document Indicator is Missing	Note Document Indicator is Missing	Note Document Indicator is Missing	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of XX.XX or $XXX. ; Borrower has more than 2 years at current residence - Borrower at current residence XX.XX years ;		Cleared			1	XX/XX/XXXX		XX/XX/XXXX	XX	Investment Property	Rate Term Refinance Borrower initiated
9000002	XXXXX	XXXXX	XX/XX/XXXX	Compliance	No Compliance Findings	No Compliance Findings	No Compliance Findings	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of XX.XX or $XXX. ; Borrower has more than 2 years at current residence - Borrower at current residence XX.XX years ;		Cleared			1			XX/XX/XXXX	XX	Investment Property	Rate Term Refinance Borrower initiated
9000002	XXXXX	XXXXX	XX/XX/XXXX	Property	No Property Findings	No Property Findings	No Property Findings	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX ; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XX.XX months or $XXX, are greater than the Guideline Minimum of XX.XX or $XXX. ; Borrower has more than 2 years at current residence - Borrower at current residence XX.XX years ;		Cleared			1			XX/XX/XXXX	XX	Investment Property	Rate Term Refinance Borrower initiated
9000001	XXXXX	XXXXX	XX/XX/XXXX	Credit	No Credit Findings	No Credit Findings	No Credit Findings			Cleared	XX/XX/XXXX		1			XX/XX/XXXX	XX	Investment	Cash Out: Other/Multipurpose/ Unknown purpose